Note 32 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of key management personnel compensation [text block]
	2018	2017	2016

Short-term benefits (i)	24.1	33.4	21.7
Share-based payments (ii)	30.8	38.9	36.2
Total key management remuneration	54.9	72.3	57.9

Disclosure of transactions between related parties [text block]
				2018
Current	Trade receivables (i)	Other Trade receivables (i)	Trade payables (i)	Other Trade payables (i)
AB InBev	16.4	–	(19.7)	–
AB Procurement	1.1	–	–	–
AB Services	43.7	–	(1.7)	–
AB USA	27.8	3.8	(265.2)	–
Cervecería Modelo	135.1	–	(583.8)	–
Inbev	0.6	45.6	(14.3)	–
ITW International	–	–	(248.9)	(66.5)
Panamá Holding	41.1	–	(15.8)	–
Others	28.7	0.5	(126.4)	–
	294.5	49.9	(1,275.8)	(66.5)
	2017
Current	Trade receivables (i)	Other Trade receivables (i)	Trade payables (i)	Other Trade payables (i)	Borrowings and interest payable	Dividends payables
AB InBev	1.2	33.6	(363.0)	(1.7)	–	–
AB Procurement	8.9	0.1	–	–	–	–
AB Services	0.8	29.1	–	(6.1)	–	–
AB USA	14.1	16.3	(375.7)	(8.7)	–	–
Ambrew	–	–	–	–	–	(89.9)
Cervecería Modelo	91.6	5.8	(589.3)	(59.7)	–	–
Inbev	0.1	23.8	(33.8)	–	–	–
ITW International	–	–	–	(212.5)	(48.3)	(590.9)
Panamá Holding	–	20.3	–	(4.0)	–	–
Others	13.9	8.6	(73.8)	(3.0)	–	–
	130.6	137.6	(1,435.6)	(295.7)	(48.3)	(680.8)
				2018
Company	Buying / Service fees / Rentals	Sales	Royalties	Net finance cost
AB Procurement	–	17.0	–	–
AB USA	(392.1)	47.6	(347.8)	–
Ambev Peru	–	0.1	–	–
Cervecería Modelo	(960.9)	0.3	(54.8)	–
Inbev	(107.2)	0.1	–	–
Others	(148.5)	18.8	(27.0)	(8.0)
	(1,608.7)	83.9	(429.6)	(8.0)
				2017
Company	Buying / Service fees / Rentals	Sales	Royalties	Net finance cost
AB Procurement	(5.8)	20.8	–	–
AB USA	(258.7)	42.5	(284.5)	–
Ambev Peru	(8.6)	1.5	–	–
Cervecería Modelo	(749.1)	0.4	(45.8)	–
Inbev	(73.6)	–	–	–
Others	(91.1)	8.1	(35.9)	(16.8)
	(1,186.9)	73.3	(366.2)	(16.8)
				2016
Company	Buying / Service fees / Rentals	Sales	Royalties	Net finance cost
AB Package	(32.8)	–	–	–
AB USA	(206.0)	52.3	(292.8)	–
Cervecería Modelo	(596.0)	2.0	(46.9)	–
InBev	(77.0)	–	–	–
ITW International	–	–	–	(26.0)
Modelo	(63.0)	–	–	–
SAB Group	(3.5)	23.5	–	–
Others	(45.6)	0.3	(32.2)	–
	(1,023.9)	78.1	(371.9)	(26.0)